Schedule of Investments (unaudited) April 30, 2019	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.4%

Australia — 11.1%
AGL Energy Ltd.	4,642	$72,825
Bendigo & Adelaide Bank Ltd.	3,412	24,782
BHP Group PLC	3,347	79,004
BlueScope Steel Ltd.	3,870	36,776
Caltex Australia Ltd.	1,846	35,398
CIMIC Group Ltd.	689	24,579
Coca-Cola Amatil Ltd.	3,587	22,250
Cochlear Ltd.	408	53,931
Dexus	7,201	63,576
Flight Centre Travel Group Ltd.	401	10,863
GPT Group	12,777	51,684
Harvey Norman Holdings Ltd.	4,198	12,343
Lend Lease Group(a)	3,961	37,144
Medibank Pvt Ltd.	19,495	39,289
Mirvac Group	26,307	52,664
Rio Tinto Ltd.	2,642	178,077
Sonic Healthcare Ltd.	2,861	51,738
South32 Ltd.	25,565	60,380
Telstra Corp. Ltd.	29,625	70,562
Washington H Soul Pattinson & Co. Ltd.	763	12,375
Woolworths Group Ltd.	9,347	209,864

		1,200,104

Austria — 0.2%
Verbund AG	485	24,084

Belgium — 1.9%
Ageas	1,293	68,329
Colruyt SA	425	30,680
Proximus SADP	1,077	30,164
UCB SA	895	71,134

		200,307

Canada — 7.8%
Atco Ltd. Class I	539	18,487
CAE, Inc.	1,896	44,099
CGI, Inc.(b)	1,793	129,058
CI Financial Corp.	1,851	26,624
Constellation Software, Inc.	143	126,174
Empire Co. Ltd., Class A	1,229	27,338
Finning International, Inc.	1,191	21,381
H&R Real Estate Investment Trust	991	16,932
Husky Energy, Inc.	2,490	27,024
iA Financial Corp. Inc.	776	30,896
Magna International, Inc.	2,312	128,690
Methanex Corp.	451	24,723
Metro, Inc.	1,723	62,376
RioCan Real Estate Investment Trust	1,082	20,805
SmartCentres Real Estate Investment Trust	473	11,962
Teck Resources Ltd., Class B	3,631	85,863
Tourmaline Oil Corp.	1,830	27,361

Security	Shares	Value

Canada (continued)
West Fraser Timber Co. Ltd.	404	$20,799

		850,592

China — 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	16,900	19,540

Denmark — 0.6%
Demant A/S(b)(c)	715	22,591
H Lundbeck A/S	493	20,784
Tryg A/S	808	24,729

		68,104

Finland — 0.6%
Elisa OYJ	1,007	42,727
Orion OYJ, Class B	737	24,575

		67,302

France — 9.0%
Amundi SA(d)	428	30,793
Arkema SA	487	50,003
Atos SE	677	69,806
AXA SA	9,093	242,479
BioMerieux	293	23,271
Cie Generale des Etablissements Michelin SCA	1,210	156,466
CNP Assurances	1,215	28,699
Eutelsat Communications SA	1,236	22,338
Faurecia SA	540	27,476
Ipsen SA	267	31,183
Renault SA	1,368	93,334
SCOR SE	1,154	47,112
Societe BIC SA	181	15,592
Societe Generale SA	2,793	88,570
Ubisoft Entertainment SA(b)	564	53,884

		981,006

Germany — 2.8%
Covestro AG(d)	1,362	74,839
Deutsche Lufthansa AG, Registered Shares	1,676	40,549
Hannover Rueck SE	427	64,481
HUGO BOSS AG	449	31,374
METRO AG	1,275	21,664
OSRAM Licht AG	704	24,214
Uniper SE	1,425	43,239

		300,360

Hong Kong — 4.8%
Hang Lung Group Ltd.	6,000	17,894
Hongkong Land Holdings Ltd.	8,300	57,950
Hysan Development Co. Ltd.	5,000	28,024
Kerry Properties Ltd.	4,500	19,262
Link REIT	15,000	175,259
NWS Holdings Ltd.	10,635	22,116
Sino Land Co. Ltd.	22,235	39,113

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Swire Pacific Ltd., Class A	3,500	$44,322
Swire Properties Ltd.	8,200	33,368
Wharf Holdings Ltd.	9,000	25,866
Wheelock & Co. Ltd.	6,000	42,758
Yue Yuen Industrial Holdings Ltd.	5,000	16,150

		522,082

Ireland — 0.4%
AerCap Holdings NV(b)	893	44,328

Israel — 1.4%
Bank Hapoalim BM	7,553	55,604
Bank Leumi Le-Israel BM	10,666	73,040
Israel Chemicals Ltd.	4,984	26,464

		155,108

Italy — 0.5%
Moncler SpA	1,267	52,092

Japan — 23.9%
AGC, Inc.	1,300	44,353
Alfresa Holdings Corp.	1,300	36,275
ANA Holdings, Inc.	800	27,997
Asahi Kasei Corp.	8,700	89,665
Astellas Pharma, Inc.	13,300	180,133
Bank of Kyoto Ltd.	400	17,334
Brother Industries Ltd.	1,600	31,592
Chiba Bank Ltd.	4,300	22,585
Daicel Corp.	1,900	21,315
Electric Power Development Co. Ltd.	1,000	23,245
Fujitsu Ltd.	1,400	102,780
Hisamitsu Pharmaceutical Co., Inc.	400	17,014
Hitachi Ltd.	6,800	226,156
Idemitsu Kosan Co. Ltd.	1,474	47,893
Inpex Corp.	6,800	66,156
ITOCHU Corp.	10,000	180,434
Japan Airlines Co. Ltd.	800	26,091
JSR Corp.	1,400	21,362
JTEKT Corp.	1,400	18,060
JXTG Holdings, Inc.	22,000	107,034
Kakaku.com, Inc.	1,000	20,603
Kamigumi Co. Ltd.	800	19,111
Kaneka Corp.	300	11,584
Konica Minolta, Inc.	3,200	32,133
Kuraray Co. Ltd.	2,300	30,902
Kurita Water Industries Ltd.	700	18,222
Kyushu Railway Co.	1,200	39,101
Marubeni Corp.	11,100	79,538
Maruichi Steel Tube Ltd.	400	11,059
Medipal Holdings Corp.	1,200	26,984
Mitsubishi Tanabe Pharma Corp.	1,900	23,915
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,900	14,787
NEC Corp.	1,900	64,169

Security	Shares	Value

Japan (continued)
NH Foods Ltd.	600	$24,181
Nippon Electric Glass Co. Ltd.	600	16,487
Nisshin Seifun Group, Inc.	1,400	32,645
Obayashi Corp.	4,600	45,221
Pigeon Corp.	800	34,253
Pola Orbis Holdings, Inc.	600	18,939
Sekisui Chemical Co. Ltd.	2,600	41,739
Shimamura Co. Ltd.	200	14,913
Sompo Holdings, Inc.	1,400	52,840
Stanley Electric Co. Ltd.	1,000	27,113
Sumitomo Dainippon Pharma Co. Ltd.	1,100	24,302
Sumitomo Heavy Industries Ltd.	800	28,446
Sumitomo Rubber Industries Ltd.	1,200	14,756
Sundrug Co. Ltd.	500	13,405
Suzuken Co. Ltd.	500	28,830
Taisei Corp.	1,500	66,000
Taisho Pharmaceutical Holdings Co. Ltd.	300	27,750
Teijin Ltd.	1,200	20,643
Toho Gas Co. Ltd.	500	20,615
Tohoku Electric Power Co., Inc.	3,000	34,342
Tokyo Electric Power Co. Holdings, Inc.(b)	10,300	58,178
Tokyo Gas Co. Ltd.	2,700	68,694
Toppan Printing Co. Ltd.	1,800	29,216
Tosoh Corp.	1,800	29,023
Toyo Suisan Kaisha Ltd.	600	22,911
Toyoda Gosei Co. Ltd.	500	10,409
Yamada Denki Co. Ltd.	4,600	21,806
Yamaguchi Financial Group, Inc.	1,500	11,098
Yamazaki Baking Co. Ltd.	900	13,408
Yokogawa Electric Corp.	1,700	35,600

		2,587,345

Luxembourg — 0.2%
RTL Group SA	274	15,439

Netherlands — 2.9%
Aegon NV	12,609	65,821
Koninklijke Ahold Delhaize NV	3,611	87,031
Koninklijke Vopak NV	498	22,237
NN Group NV	2,168	94,611
Randstad NV	843	48,212

		317,912

New Zealand — 0.3%
Spark New Zealand Ltd.	12,992	31,878

Norway — 0.4%
Orkla ASA	5,770	45,286

Singapore — 0.9%
ComfortDelGro Corp. Ltd.	15,300	30,305
Singapore Airlines Ltd.	3,800	27,076

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor Intl Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.	3,485	$19,451
Venture Corp. Ltd.	2,000	25,082

		101,914

Spain — 4.6%
Amadeus IT Group SA	3,089	246,183
Mapfre SA	8,369	25,142
Red Electrica Corp. SA	3,073	63,777
Repsol SA	9,922	168,363

		503,465

Sweden — 1.6%
Boliden AB	1,936	57,615
ICA Gruppen AB	570	20,616
Industrivarden AB, Class C	1,182	26,601
Kinnevik AB, Class B	1,712	49,890
L E Lundbergforetagen AB, B Shares	538	18,401

		173,123

Switzerland — 7.7%
Adecco SA, Registered Shares	1,120	64,347
Baloise Holding AG, Registered Shares	345	59,147
Barry Callebaut AG, Registered Shares	16	29,337
Coca-Cola HBC AG(b)	1,303	46,667
Kuehne + Nagel International AG, Registered Shares	382	55,526
Pargesa Holding SA, Bearer Shares	273	21,455
Partners Group Holding AG	124	93,529
Roche Holding AG	641	169,136
SGS SA, Registered Shares	38	100,265
Sonova Holding AG, Registered Shares	395	79,783
Swiss Life Holding AG, Registered Shares(b)	244	114,711

		833,903

United Kingdom — 14.6%
3i Group PLC	6,924	96,883
Admiral Group PLC	1,426	41,075
Anglo American PLC	7,498	194,571
Babcock International Group PLC	1,789	12,281
Barratt Developments PLC	7,220	56,799
Berkeley Group Holdings PLC	885	43,415
British Land Co. PLC	6,578	51,036
Burberry Group PLC	2,947	77,674
Carnival PLC	1,235	65,473
Direct Line Insurance Group PLC	9,733	41,882
easyJet PLC	1,125	17,046
Fiat Chrysler Automobiles NV	6,935	106,878
Hargreaves Lansdown PLC	2,015	59,521

Security	Shares	Value

United Kingdom (continued)
Investec PLC	4,817	$30,571
J. Sainsbury PLC	12,461	36,202
Johnson Matthey PLC	1,370	59,765
Kingfisher PLC	15,087	52,023
Marks & Spencer Group PLC	11,501	42,902
Meggitt PLC	5,497	39,116
Mondi PLC	2,614	57,443
Pearson PLC	5,559	60,220
Persimmon PLC	2,218	64,794
Royal Mail PLC	6,371	21,022
Smith & Nephew PLC	6,229	120,422
Smiths Group PLC	1,685	33,548
Taylor Wimpey PLC	23,194	54,988
WM Morrison Supermarkets PLC	16,025	45,168

		1,582,718

Total Common Stocks — 98.4% (Cost — $9,863,598)		10,677,992

Preferred Securities

Preferred Stocks — 0.9%

Germany — 0.9%
Fuchs Petrolub SE, Preference Shares, 0.00%	492	21,453
Porsche Automobil Holding SE, Preference Shares, 0.00%	1,084	75,357

Total Preferred Stocks — 0.9% (Cost — $110,050)		96,810

Total Long-Term Investments — 99.3% (Cost — $9,973,648)		10,774,802

Short-Term Securities — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	23,014	23,023
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(f)(g)	32,098	32,098

Total Short-Term Securities — 0.5% (Cost — $55,121)		55,121

Total Investments — 99.8% (Cost — $10,028,769)		10,829,923

Other Assets Less Liabilities — 0.2%		19,268

Net Assets — 100.0%		$10,849,191

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non-income producing security.
(c)	Security, or a portion of the security, is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor Intl Index Fund

(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/ or related parties of the Fund were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	21,041	1,973	23,014	$23,023	$31	(b)	$6	$(6)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,158	28,940	32,098	32,098	155		—	—

				$55,121	$186		$6	$(6)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

AGC    Assured Guarantee Corp.

REIT    Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts:
Euro Stoxx 50 Index	1	06/21/19	$39	$671

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor Intl Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$1,200,104	$—	$1,200,104
Austria	—	24,084	—	24,084
Belgium	—	200,307	—	200,307
Canada	850,592	—	—	850,592
China	—	19,540	—	19,540
Denmark	—	68,104	—	68,104
Finland	42,727	24,575	—	67,302
France	—	981,006	—	981,006
Germany	—	300,360	—	300,360
Hong Kong	—	522,082	—	522,082
Ireland	44,328	—	—	44,328
Israel	—	155,108	—	155,108
Italy	—	52,092	—	52,092
Japan	—	2,587,345	—	2,587,345
Luxembourg	—	15,439	—	15,439
Netherlands	—	317,912	—	317,912
New Zealand	—	31,878	—	31,878
Norway	—	45,286	—	45,286
Singapore	—	101,914	—	101,914
Spain	—	503,465	—	503,465
Sweden	20,616	152,507	—	173,123
Switzerland	—	833,903	—	833,903
United Kingdom	—	1,582,718	—	1,582,718
Preferred Stocks	—	96,810	—	96,810
Short-Term Securities	55,121	—	—	55,121

	$1,013,384	$9,816,539	$—	$10,829,923

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares Edge MSCI Multifactor Intl Index Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$671	$—	$—	$671

(a)	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

6